Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	POS AM
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Entity Registrant Name	ALLSTATE LIFE INSURANCE CO OF NEW YORK
Entity Central Index Key	0000839759
Entity Filer Category	Non-accelerated Filer